[ Janus Letterhead ]
September 25, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
The Registrant, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is transmitting today for filing electronically with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) on Form N-14 of the Registrant relating to the registration of an indefinite number of shares of beneficial interest, $0.01 par value, of Janus Worldwide Fund (the “Fund”), a series of the Registrant. The Proxy Statement/Prospectus included in the Registration Statement is being filed under the Securities Act in accordance with Rule 14a-6(j)(i) under the Securities Exchange Act of 1934, as amended (“Exchange Act”). No filing fee is due in connection with this filing pursuant to Rule 14a-6(i) under the Exchange Act.
The shares covered by the Registration Statement are to be issued in connection with the proposed transfer of all of the assets and liabilities of Janus Global Research Fund (the “Acquired Fund”), a series of the Registrant, to the Fund in exchange for shares of beneficial interest of each corresponding class of the Fund, as shown in the table below:

Fund Name	Share Class	Fund Name	Share Class
Janus Global Research Fund	Class A Shares	Janus Worldwide Fund	Class A Shares
	Class C Shares		Class C Shares
	Class D Shares		Class D Shares
	Class I Shares		Class I Shares
	Class N Shares		Class N Shares
	Class S Shares		Class S Shares
	Class T Shares		Class T Shares

In addition, the Fund also offers Class R Shares but the Acquired Fund does not have Class R Shares and therefore no Class R Shares are transferred as part of the reorganization. Following the transfer of shares, shares of the Fund will be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund, and the Acquired Fund will be dissolved. As a result of the proposed reorganization, each shareholder of the Acquired Fund will receive shares of the Fund with an aggregate net asset value approximately equal to the aggregate net asset value of his or her shares of the Acquired Fund, in each case calculated as of the close of business on the date of the reorganization.
If you have any questions regarding this filing, please call me at (303) 336-4132.
Sincerely,
/s/ Christine A. Scheel
Christine A. Scheel
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Richard C. Noyes, Esq. Donna Brungardt